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                                                                    THE HARTFORD


December 15, 2003



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549
Attention: Filing Room

Re:    Hartford Life and Annuity Insurance Company
       Separate Account One ("Registrant")
       The Director Series VI
       File No. 33-73568

Dear Sir or Madam:

In accordance with Rule 497(j) under the Securities Act of 1933, this is to certify that the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 25 to the Registration Statement for the above referenced Registrant do not differ from that which was filed electronically on December 4, 2003. In reliance upon paragraph (j) of Rule 497, the Prospectus and Statement of Additional Information are not included herewith.

If you have any questions concerning this filing, please call me at
(860) 843-5445.

Sincerely,

/s/ Christopher M. Grinnell

Christopher M. Grinnell
Counsel

Enclosure